Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Statement of Cash Flows [Abstract]
Noncash dividends paid	$ 5
Noncash capital contributions	$ 887